Revenues - Disaggregated Revenue (Details) - USD ($) $ in Thousands	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenues	$ 19,605	$ 12,917	$ 9,646	$ 8,072	$ 9,852	$ 7,857	$ 22,563	$ 17,709	$ 42,168	$ 25,781	$ 37,343	$ 25,461
Carbon capture and transformation
Disaggregation of Revenue [Line Items]
Revenues			6,354			4,848					21,221	11,564
Licensing
Disaggregation of Revenue [Line Items]
Revenues	1,515	815	553	540	540	540	1,369	1,080	2,902	1,620	2,160	2,025
Engineering and other services
Disaggregation of Revenue [Line Items]
Revenues	10,912	8,878	5,801	2,955	5,367	4,308	14,678	9,675	25,572	12,630	19,061	9,539
Biorefining
Disaggregation of Revenue [Line Items]
Revenues	12,427	9,693		3,495	5,907		16,047	10,755	28,474	14,250
Research and development
Disaggregation of Revenue [Line Items]
Revenues	4,920	2,217	3,292	2,886	2,963	2,269	5,509	5,232	10,429	8,118	12,122	13,897
Joint development agreements
Disaggregation of Revenue [Line Items]
Revenues	1,933	1,080	2,036	1,571	1,420	1,027	3,116	2,447	5,049	4,018	6,021	11,700
Contract research
Disaggregation of Revenue [Line Items]
Revenues	2,987	1,137	1,256	1,315	1,543	1,242	2,393	2,785	5,380	4,100	6,101	2,197
CarbonSmart (tangible product)
Disaggregation of Revenue [Line Items]
Revenues	$ 2,258	$ 1,007	$ 0	$ 1,691	$ 982	$ 740	$ 1,007	$ 1,722	$ 3,265	$ 3,413	$ 4,000	$ 0